Investment Risks - Nuveen Short Duration and Impact Bond Fund	Mar. 31, 2026
Regulation S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.
Risks of Investments in the Fund’s TEFRA Bond Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Fund’s TEFRA Bond Subsidiary—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
Risks of Investments in the Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Fund’s Wholly Owned Subsidiaries—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiaries are not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by Nuveen Asset Management.
Risks of Investments in Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary[Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in each of the Core and Impact Bond Fund’s and Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary—The Core and Impact Bond Fund and the Short Duration and Impact Bond Fund may each also seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in its TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, each Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if either (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of each Fund’s investments in its TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
Risks of Investments in the Short Duration and Impact Bond Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Core and Impact Bond Fund’s, Green Bond Fund’s and Short Duration and Impact Bond Fund’s Wholly Owned Subsidiaries—The Funds, through their investment in the Core and Impact Bond Fund’s Regulation S Subsidiary, the Green Bond Fund’s Subsidiary, the Short Duration and Impact Bond Fund’s Regulation S Subsidiary, (together with the Core and Impact Bond Fund’s Regulation S Subsidiary and the Green Bond Fund’s Subsidiary, the “Regulation S Subsidiaries”) and the Core and Impact Bond Fund’s TEFRA Bond Subsidiary and the Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary (together with the Regulation S Subsidiaries, the “Subsidiaries”), are indirectly exposed to the risks associated with the Subsidiaries’ investments. There can be no assurance that the investment objective of the Funds or the Subsidiaries will be achieved. Further, the Subsidiaries are not registered under the 1940 Act and, therefore, are not subject to the investor protections (except as otherwise noted in the Prospectus) of the 1940 Act. As an investor in a Subsidiary, a Fund does not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the applicable Fund and managed by Nuveen Asset Management. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Funds to invest in the Subsidiaries as described in this Prospectus and in the Funds’ SAI and could adversely affect the Funds.